Leases	6 Months Ended
Sep. 30, 2017
Leases
Leases

8. Leases:

Nomura as lessor

Nomura leases office buildings and aircraft in Japan and overseas. These leases are classified as operating leases and the related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within Other assets—Office buildings, land, equipment and facilities.

The following table presents the types of assets which Nomura leases under operating leases:

	Millions of yen
	March 31, 2017			September 30, 2017
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,090	¥(1,612)	¥1,478	¥3,058	¥(1,616)	¥1,442
Aircraft	15,110	(56)	15,054	8,286	(58)	8,228

Total	¥18,200	¥(1,668)	¥16,532	¥11,344	¥(1,674)	¥9,670

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Nomura recognized rental income of ¥340 million and ¥179 million for the six and three months ended September 30, 2016, respectively, and ¥957 million and ¥592 million for the six and three months ended September 30, 2017, respectively. These are included in the consolidated statements of income within Revenue—Other.

The future minimum lease payments to be received on non-cancellable operating leases as of September 30, 2017 were ¥8,246 million and these future minimum lease payments to be received are scheduled as below:

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥8,246	¥943	¥943	¥943	¥812	¥586	¥4,019

Nomura as lessee

Nomura leases its office space, certain employees’ residential facilities and other facilities in Japan and overseas primarily under cancellable operating lease agreements which are customarily renewed upon expiration. Nomura also leases certain equipment and facilities in Japan and overseas under non-cancellable operating lease agreements. Rental expenses, net of sublease rental income, for the six and three months ended September 30, 2016 were ¥23,070 million and ¥11,699 million, respectively, and for the six and three months ended September 30, 2017 were ¥22,550 million and ¥11,050 million, respectively.

The following table presents future minimum lease payments under non-cancellable operating leases with remaining terms exceeding one year as of September 30, 2017:

Millions of yen
September 30, 2017
Total minimum lease payments	¥123,516
Less: Sublease rental income	(14,582)

Net minimum lease payments	¥108,934

The future minimum lease payments above are scheduled as below as of September 30, 2017:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥123,516	¥16,067	¥14,405	¥11,705	¥9,856	¥7,829	¥63,654

Nomura leases certain equipment and facilities in Japan and overseas under capital lease agreements. If the lease is classified as a capital lease, Nomura recognizes it at the lower of the fair value or present value of minimum lease payments, which is reported within Other Assets—Office buildings, land, equipment and facilities in the consolidated balance sheets. The amount of capital lease assets as of March 31, 2017 and September 30, 2017 were ¥27,067 million and ¥29,146 million, respectively and accumulated depreciations on such capital lease assets as of March 31, 2017 and September 30, 2017 were ¥7,225 million and ¥8,389 million, respectively.

The following table presents future minimum lease payments under capital leases as of September 30, 2017:

Millions of yen
September 30, 2017
Total minimum lease payments	¥48,632
Less: Amount representing interest	(28,530)

Present value of net minimum lease payments	¥20,102

The future minimum lease payments above are scheduled as below as of September 30, 2017:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥48,632	¥3,845	¥3,838	¥3,914	¥3,945	¥3,944	¥29,146

Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.